Net Gratuity Cost (Detail) (Gratuity Plan) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1	54	45	43
Interest cost	1	50	43	32
Amortization of past service cost		7	7	7
Actual return on plan assets	(1)	(43)	(40)	(27)
Net gratuity cost	$ 1	68	55	55